Organization and Nature of Operations (Narrative) (Details) - shares		1 Months Ended		12 Months Ended
	Mar. 27, 2020	Jul. 16, 2018	Feb. 15, 2018	Jan. 31, 2022	Sep. 23, 2019
Cultivar Holdings Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Number of aggregate common shares issued					97,439,900
Ownership interest percentage acquired				100.00%
Cultivar JA Limited [Member]
Disclosure of detailed information about business combination [line items]
Ownership interest percentage acquired	49.00%		49.00%
Remaining ownership percentage			51.00%
CannIP Holdings Inc. [Member]
Disclosure of detailed information about business combination [line items]
Number of aggregate common shares issued		29,800,000
Ownership interest percentage acquired		100.00%		100.00%